Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                 Suite 301
                 Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature               City     State    and Date of Signing:
Susan E. Boyd          	Summit,  NJ       5-11-2011
--------------------    ----------------  ---------------
Signature               City     State    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   239
Form 13F Information Table Value Total: $238,866 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 03/31/2011

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	125		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	37		400	SH	Sole		None	400	0	0
AOL Time Warner, Inc.	COM		00184X105	0		1	SH	Sole		None	1	0	0
Abbott Laboratories	COM		002824100	128		2600	SH	Sole		None	2600	0	0
Accenture Ltd.		SHS Cl A	G1151C101	27		500	SH	Sole		None	500	0	0
Acorn Energy Inc.	COM		004848107	3		700	SH	Sole		None	700	0	0
Actuant Corporation 	CL A New	00508X203	2637		90920	SH	Sole		None	90920	0	0
Aegean Marine Petroleum	SHS		Y0017S102	173		21255	SH	Sole		None	21255	0	0
Agilent Technologies 	COM		00846U101	53		1186	SH	Sole		None	1186	0	0
Air Products&Chemicals	COM		009158106	4601		51025	SH	Sole		None	51025	0	0
Airgas, Inc.		COM		009363102	1208		18180	SH	Sole		None	18180	0	0
Alexander & Baldwin	COM		014482103	3380		74035	SH	Sole		None	74035	0	0
Altria Group Inc	COM		02209S103	42		1600	SH	Sole		None	1600	0	0
Ameresco Inc.		CL A		02361E108	31		2200	SH	Sole		None	2200	0	0
American States Water 	COM		029899101	43		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	2803		54083	SH	Sole		None	54083	0	0
Annaly Capital Mgmt	COM		035710409	18		1050	SH	Sole		None	1050	0	0
Apache Corp		COM		037411105	1879		14355	SH	Sole		None	14355	0	0
Apple, Inc.		COM		037833100	4742		13606	SH	Sole		None	13606	0	0
Ares Capital Corp	COM		04010L103	3006		177357	SH	Sole		None	177357	0	0
Arthur J. Gallagher&Co	COM		363576109	2995		98492	SH	Sole		None	98492	0	0
Avnet Inc		COM		053807103	2371		69565	SH	Sole		None	69565	0	0
BHP Billiton Ltd	SpADR		088606108	451		4700	SH	Sole		None	4700	0	0
Ball Corp		COM		058498106	260		7244	SH	Sole		None	7244	0	0
Banco Bradesco S.A.	SpADRPf New	059460303	80		3863	SH	Sole		None	3863	0	0
BancoSantanderBrasil  	ADSRp1Ut	05967A107	2617		213475	SH	Sole		None	213475	0	0
Baytex Energy Trust 	Trust Unit	073176109	6603		113110	SH	Sole		None	113110	0	0
Berkshire Hathaway 	CL B New	084670702	46		550	SH	Sole		None	550	0	0
BlackRock Kelso Capital COM 		092533108	49		4800	SH	Sole		None	4800	0	0
Boardwalk Pipeline Ptn	UtLTDPt		096627104	506		15500	SH	Sole		None	15500	0	0
Brookfield Asset Mgmt	CLALimVShs	112585104	2768		85280	SH	Sole		None	85280	0	0
Brookfield Properties 	COM		112900105	2557		144300	SH	Sole		None	144300	0	0
Bucyrus International	COM		118759109	556		6085	SH	Sole		None	6085	0	0
Bunge Limited		COM		G16962105	22		300	SH	Sole		None	300	0	0
C. R. Bard, Inc.	COM		067383109	15		150	SH	Sole		None	150	0	0
California Water Svc	COM		130788102	34		920	SH	Sole		None	920	0	0
Canadian Natural Res	COM		136385101	982		19860	SH	Sole		None	19860	0	0
Caterpillar Inc		COM		149123101	3831		34406	SH	Sole		None	34406	0	0
Chevron Corporation	COM		166764100	2202		20490	SH	Sole		None	20490	0	0
Chimera Investment Corp	COM		16934Q109	1445		364900	SH	Sole		None	364900	0	0
China Biologic Products COM		16938C106	32		2000	SH	Sole		None	2000	0	0
China Ming Yang Wind 	SponsADR	16951C108	512		49700	SH	Sole		None	49700	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	981		21200	SH	Sole		None	21200	0	0
Cisco Systems Inc	COM		17275R102	74		4300	SH	Sole		None	4300	0	0
Citigroup Inc		COM		172967101	2653		600300	SH	Sole		None	600300	0	0
Clean Energy Fuels Corp	COM		184499101	29		1750	SH	Sole		None	1750	0	0
Coach, Inc.		COM		189754104	200		3849	SH	Sole		None	3849	0	0
Coca-Cola Co		COM		191216100	27		400	SH	Sole		None	400	0	0
Coca-Cola Femsa SA	Sp ADR REP L	191241108	1457		18930	SH	Sole		None	18930	0	0
Cognizant Technology 	CL A		192446102	466		5720	SH	Sole		None	5720	0	0
Colgate-Palmolive Co	COM		194162103	50		621	SH	Sole		None	621	0	0
CompParanaensedeEnergia	SpADRpf		20441B407	10		370	SH	Sole		None	370	0	0
Comp Cervecerias Unidas Sp ADR		204429104	105		1785	SH	Sole		None	1785	0	0
Compass Minerals Intl	COM		20451N101	3695		39505	SH	Sole		None	39505	0	0
Costco Wholesale Corp	COM		22160K105	600		8187	SH	Sole		None	8187	0	0
Covidien PLC		SHS		G2554F105	26		500	SH	Sole		None	500	0	0
Credicorp Limited	COM		G2519Y108	1016		9685	SH	Sole		None	9685	0	0
Cree, Inc. 		COM		225447101	79		1715	SH	Sole		None	1715	0	0
Ctrip.com Intl Ltd	ADS 		22943F100	1197		28840	SH	Sole		None	28840	0	0
Cummins, Inc. 		COM		231021106	27		250	SH	Sole		None	250	0	0
Danaher Corp		COM		235851102	1703		32805	SH	Sole		None	32805	0	0
Deere & Company		COM		244199105	2274		23470	SH	Sole		None	23470	0	0
Devon Energy Corp	COM		25179M103	125		1364	SH	Sole		None	1364	0	0
Discovery Comms		COM Ser A	25470F104	40		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc	COM		25746U109	27		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	15		800	SH	Sole		None	800	0	0
EMC Corporation		COM		268648102	2126		80035	SH	Sole		None	80035	0	0
Eaton Corporation	COM		278058102	2457		44318	SH	Sole		None	44318	0	0
El Paso Corp		COM		28336L109	1302		72350	SH	Sole		None	72350	0	0
El Paso Pipeline Ptnrs	ComUtLP1	283702108	488		13475	SH	Sole		None	13475	0	0
Elster Group SE 	SpADR		290348101	550		33830	SH	Sole		None	33830	0	0
Embotelladora Andina SA	ADR B		29081P303	2421		82740	SH	Sole		None	82740	0	0
Emerson Electric Co.	COM		291011104	82		1400	SH	Sole		None	1400	0	0
EnCana Corp		COM		292505104	119		3440	SH	Sole		None	3440	0	0
Energy Transfer Equity	COMULTDP	29273V100	2238		49725	SH	Sole		None	49725	0	0
Energy Transfer Ptrs	UtLTDPtn	29273R109	1517		29315	SH	Sole		None	29315	0	0
Enterprise Products Ptr	COM		293792107	2317		53817	SH	Sole		None	53817	0	0
Equity Residential 	SH Ben Int	29476L107	45		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3337		39670	SH	Sole		None	39670	0	0
FedEx Corp.		COM		31428X106	2665		28490	SH	Sole		None	28490	0	0
First Solar, Inc.	COM		336433107	32		200	SH	Sole		None	200	0	0
Flamel Technologies 	SpADR		338488109	11		1800	SH	Sole		None	1800	0	0
FomentoEconMexicano 	Sp ADR Ut	344419106	1926		32815	SH	Sole		None	32815	0	0
Freeport-McMoRan 	COM		35671D857	5992		107874	SH	Sole		None	107874	0	0
General Electric 	COM		369604103	4		200	SH	Sole		None	200	0	0
Genuine Parts Co	COM		372460105	2895		53980	SH	Sole		None	53980	0	0
Google Inc. 		CL A		38259P508	2491		4246	SH	Sole		None	4246	0	0
H. J. Heinz Company	COM		423074103	151		3100	SH	Sole		None	3100	0	0
HDFC Bank Ltd		ADRReps3Sh	40415F101	262		1543	SH	Sole		None	1543	0	0
HSBC Holdings Plc 	SpADRnew	404280406	2231		43075	SH	Sole		None	43075	0	0
Halliburton Co		COM		406216101	55		1100	SH	Sole		None	1100	0	0
Henry Schein Inc	COM		806407102	1968		28050	SH	Sole		None	28050	0	0
Hewlett-Packard Co	COM		428236103	29		700	SH	Sole		None	700	0	0
Home Depot Inc		COM		437076102	50		1361	SH	Sole		None	1361	0	0
Home Inns & Hotels Mgmt	SpADR		43713W107	1183		29900	SH	Sole		None	29900	0	0
Hubbell Inc.		CL B		443510201	1835		25835	SH	Sole		None	25835	0	0
ICICI Bank Ltd.		ADR		45104G104	615		12350	SH	Sole		None	12350	0	0
ITT Corp		COM		450911102	2445		40723	SH	Sole		None	40723	0	0
Inergy LP		Unit LTD Ptn	456615103	42		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	729		10170	SH	Sole		None	10170	0	0
Int'l Bus Machines	COM		459200101	2298		14091	SH	Sole		None	14091	0	0
Interface Inc.		CL A		458665106	11		600	SH	Sole		None	600	0	0
Intuit Inc.		COM		461202103	53		1000	SH	Sole		None	1000	0	0
Intuitive Surgical	COM new		46120E602	17		50	SH	Sole		None	50	0	0
Itau Unibanco Hldg 	SpADRRepPf	465562106	2896		120405	SH	Sole		None	120405	0	0
Johnson & Johnson	COM		478160104	44		750	SH	Sole		None	750	0	0
Johnson Controls Inc	COM		478366107	2770		66635	SH	Sole		None	66635	0	0
Kimberly-Clark Corp	COM		494368103	13		200	SH	Sole		None	200	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	824		11127	SH	Sole		None	11127	0	0
Kinder Morgan Inc.	COM		49456B101	194		6555	SH	Sole		None	6555	0	0
Life Technologies Corp.	COM		53217V109	3522		67192	SH	Sole		None	67192	0	0
MFA Mortg Investments	COM		55272X102	87		10650	SH	Sole		None	10650	0	0
MacquarieInfrastructure	Memb Int	55608B105	18		750	SH	Sole		None	750	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	2273		37969	SH	Sole		None	37969	0	0
Maxwell Technologies	COM		577767106	7		400	SH	Sole		None	400	0	0
McDonald's Corp		COM		580135101	165		2165	SH	Sole		None	2165	0	0
Medco Health Solutions 	COM		58405U102	775		13805	SH	Sole		None	13805	0	0
Medtronic, Inc. 	COM		585055106	33		850	SH	Sole		None	850	0	0
Merck & Co		COM		58933Y105	33		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	18		400	SH	Sole		None	400	0	0
Mettler-Toledo Intl Inc	COM		592688105	1303		7575	SH	Sole		None	7575	0	0
Microsoft Corp		COM		594918104	1958		77115	SH	Sole		None	77115	0	0
Mindray Medical Intl 	Sp ADR		602675100	655		26000	SH	Sole		None	26000	0	0
NII Holdings Inc.	CL B New	62913F201	629		15085	SH	Sole		None	15085	0	0
Nalco Holding Co.	COM		62985Q101	1673		61273	SH	Sole		None	61273	0	0
NextEra Energy, Inc.	COM		65339F101	17		300	SH	Sole		None	300	0	0
Nicor Inc.		COM		654086107	161		3000	SH	Sole		None	3000	0	0
Och-Ziff Cap Mgmt Grp	Cl A		67551U105	1343		82300	SH	Sole		None	82300	0	0
Oculus Innovative Sci	COM		67575P108	2		800	SH	Sole		None	800	0	0
Openwave Systems, Inc.	COM new		683718308	0		200	SH	Sole		None	200	0	0
Oracle Corporation	COM		68389X105	1310		39185	SH	Sole		None	39185	0	0
PETsMART, Inc.		COM		716768106	3131		76460	SH	Sole		None	76460	0	0
PT Telekomunikasi Indon	SP ADR		715684106	821		24450	SH	Sole		None	24450	0	0
Paccar Inc		COM		693718108	109		2090	SH	Sole		None	2090	0	0
Pall Corp		COM		696429307	1204		20895	SH	Sole		None	20895	0	0
Patterson Cos. Inc.	COM		703395103	1247		38730	SH	Sole		None	38730	0	0
Penn West Petroleum 	COM		707887105	1812		65425	SH	Sole		None	65425	0	0
Pentair Inc		COM		709631105	2418		63985	SH	Sole		None	63985	0	0
Pepsico Inc		COM		713448108	784		12173	SH	Sole		None	12173	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	80		525	SH	Sole		None	525	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	17		431	SH	Sole		None	431	0	0
Pfizer Inc		COM		717081103	511		25162	SH	Sole		None	25162	0	0
Pharmacyclics, Inc.	COM		716933106	9		1500	SH	Sole		None	1500	0	0
Plains All Amer Pipel	UtLTD Ptn	726503105	2288		35903	SH	Sole		None	35903	0	0
Plains Explor&Prod Co 	COM		726505100	24		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	3063		70240	SH	Sole		None	70240	0	0
PowershrsDB Multisect	DB Agfund	73936B408	1888		55169	SH	Sole		None	55169	0	0
Praxair Inc		COM		74005P104	1196		11775	SH	Sole		None	11775	0	0
Procter & Gamble Co	COM		742718109	713		11580	SH	Sole		None	11580	0	0
Prudential Financial	COM		744320102	320		5197	SH	Sole		None	5197	0	0
RPM International, Inc.	COM		749685103	1986		83695	SH	Sole		None	83695	0	0
RehabCare Group, Inc.	COM		759148109	37		1000	SH	Sole		None	1000	0	0
Roper Industries, Inc.	COM		776696106	86		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	582		7986	SH	Sole		None	7986	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	19		258	SH	Sole		None	258	0	0
SPDR S&P ETF TR		TR Unit		78462F103	27		200	SH	Sole		None	200	0	0
SPX Corporation		COM		784635104	3412		42975	SH	Sole		None	42975	0	0
Schlumberger N.V.	COM		806857108	308		3300	SH	Sole		None	3300	0	0
Seadrill Ltd.		SHS		G7945E105	3216		89165	SH	Sole		None	89165	0	0
Senior Hsg Pptys Trust	SH Ben Int	81721M109	1347		58475	SH	Sole		None	58475	0	0
Simpson Manufacturing 	COM		829073105	2091		70975	SH	Sole		None	70975	0	0
Solar Capital Ltd	COM		83413U100	2789		116795	SH	Sole		None	116795	0	0
Southern Co		COM		842587107	11		300	SH	Sole		None	300	0	0
Starwood Property Trust	COM		85571B105	2840		127360	SH	Sole		None	127360	0	0
Suncor Energy Inc	COM		867229106	647		14420	SH	Sole		None	14420	0	0
Supervalu Inc.		COM		868536103	48		5404	SH	Sole		None	5404	0	0
Teekay Offshore Ptners	Ptnr Int	Y8565J101	221		7250	SH	Sole		None	7250	0	0
Tennant Company		COM		880345103	32		750	SH	Sole		None	750	0	0
First of Long Island 	COM		320734106	14		500	SH	Sole		None	500	0	0
The New York Times Co	CL A		650111107	2087		220375	SH	Sole		None	220375	0	0
Sherwin-Williams Co	COM		824348106	2942		35025	SH	Sole		None	35025	0	0
The Walt Disney Co	COM		254687106	25		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	4670		84074	SH	Sole		None	84074	0	0
Time Warner Cable Inc.	COM		88732J207	0		2	SH	Sole		None	2	0	0
Time Warner, Inc.	COM new		887317303	0		11	SH	Sole		None	11	0	0
Transwitch Corp		COM new		894065309	1		125	SH	Sole		None	125	0	0
Trina Solar Limited	SP ADR		89628E104	32		1050	SH	Sole		None	1050	0	0
Unilever NV		NY SHS New	904784709	216		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	113		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	2725		91340	SH	Sole		None	91340	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	19		500	SH	Sole		None	500	0	0
WPP PLC 		ADR		92933H101	933		15100	SH	Sole		None	15100	0	0
Wal-Mart Stores Inc	COM		931142103	112		2144	SH	Sole		None	2144	0	0
Weatherford Intl	REG		H27013103	3276		144935	SH	Sole		None	144935	0	0
Western Gas Partners 	ComUnLPIn	958254104	899		25750	SH	Sole		None	25750	0	0
Western Union Co.	COM		959802109	2917		140425	SH	Sole		None	140425	0	0
Williams Companies, Inc	COM		969457100	3310		106149	SH	Sole		None	106149	0	0
Windstream Corp		COM		97381W104	4		319	SH	Sole		None	319	0	0
Asia Pacific Fund	COM		044901106	24		2050	SH	Sole		None	2050	0	0
Asia Tigers Fd Inc	COM		04516T105	4		197	SH	Sole		None	197	0	0
Blackrock IntlGr&IncFd	Com BenInt	092524107	34		3300	SH	Sole		None	3300	0	0
Calamos Strat Tot RetFd	CMSH Bn Int	128125101	327		33650	SH	Sole		None	33650	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	11		700	SH	Sole		None	700	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	1418		102360	SH	Sole		None	102360	0	0
ColumbiaSeligmanPrTecGr	COM		19842X109	80		4150	SH	Sole		None	4150	0	0
Eaton Vance TaxMngDivEq	COM		27828N102	1894		172150	SH	Sole		None	172150	0	0
First TrEnhancedEqIncFd	COM		337318109	55		4400	SH	Sole		None	4400	0	0
GDL Fund	CMSH Bn Int		361570104	126		9300	SH	Sole		None	9300	0	0
Greater China Fd Inc	COM		39167B102	163		12900	SH	Sole		None	12900	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	113		7900	SH	Sole		None	7900	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	7		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	2283		72160	SH	Sole		None	72160	0	0
Korea Equity Fd Inc	COM		50063B104	691		50745	SH	Sole		None	50745	0	0
Latin Amer Discovery Fd	COM		51828C106	62		3230	SH	Sole		None	3230	0	0
MadisonClaymore Call&Eq	COM		556582104	75		8450	SH	Sole		None	8450	0	0
Market Vectors ETF 	RVE HardETF	57060U795	374		8800	SH	Sole		None	8800	0	0
Market Vectors ETF 	GoldMin ETF	57060U100	7086		117900	SH	Sole		None	117900	0	0
Nuveen EqPremAdv Fd	COM		6706ET107	543		42275	SH	Sole		None	42275	0	0
Nuveen EqPremOpp Fd	COM		6706EM102	1270		99875	SH	Sole		None	99875	0	0
Nuveen EqPrem&Gr Fd	COM		6706EW100	362		26550	SH	Sole		None	26550	0	0
Nuveen GlobValOpp Fd	COM		6706EH103	144		7275	SH	Sole		None	7275	0	0
NuveenMultStratIncGro2	COMSHS		67073D102	1239		138450	SH	Sole		None	138450	0	0
NuveenMultStratIncGro	COM		67073B106	133		15700	SH	Sole		None	15700	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	160		11150	SH	Sole		None	11150	0	0
Rydex ETF Trust		Healthcare	78355W841	50		725	SH	Sole		None	725	0	0
Singapore Fund Inc	COM		82929L109	85		5800	SH	Sole		None	5800	0	0
Taiwan Fd Inc Com	COM		874036106	255		13650	SH	Sole		None	13650	0	0
Templeton Dragon Fd 	COM		88018T101	81		2625	SH	Sole		None	2625	0	0
Wireless HOLDRs Tr	Dep Rcpt	97653L208	89		1800	SH	Sole		None	1800	0	0
iShares TR		DJMed		464288810	102		1580	SH	Sole		None	1580	0	0
iShares TR		DJHealthCare	464288828	108		1740	SH	Sole		None	1740	0	0
IShares Inc.		MSCI S Korea 	464286772	483		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	352		23700	SH	Sole		None	23700	0	0
IShares TR		DJ O&G Exp	464288851	65		870	SH	Sole		None	870	0	0
iPATH BarclaysBk	DJ UBS Cm	06738C778	1249		24330	SH	Sole		None	24330	0	0
Market Vectors ETF TR	Ag Bus		57060U605	1487		26530	SH	Sole		None	26530	0	0
Proshares TR		UltDow30	7347R307	4		70	SH	Sole		None	70	0	0
EatonVanceTxMgByWrOpp	COM		27828Y108	95		7350	SH	Sole		None	7350	0	0
Eaton VanceTxMgGlByWOp	COM		27829C105	1354		110550	SH	Sole		None	110550	0	0
Aberdeen AsiaPac IncFd	COM		003009107	1319		190403	SH	Sole		None	190403	0	0
AdventClaymore CvSecInc COM		00764C109	984		49650	SH	Sole		None	49650	0	0
BlackRock Debt Strat Fd	COM		09255R103	5		1198	SH	Sole		None	1198	0	0
Blackrock CredAllInc Tr	COM		092508100	362		29850	SH	Sole		None	29850	0	0
Blackrock Income Tr Inc	COM		09247F100	22		3300	SH	Sole		None	3300	0	0
Calamos GlobDynIncFd	COM 		12811L107	793		91410	SH	Sole		None	91410	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	18		1500	SH	Sole		None	1500	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	440		31550	SH	Sole		None	31550	0	0
iShares TR		Barc 1-3yr Cr	464288646	295		2820	SH	Sole		None	2820	0	0